The Company and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
The Company and Summary of Significant Accounting Policies
Schedule of securities outstanding which were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive.

The following table sets forth securities outstanding which were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive (in thousands):

	September 30,
	2017	2016

Options outstanding to purchase common stock	248	558
Employee stock purchase plan	—	47
Unvested restricted common stock units	385	150
Convertible debt	1,021	926
Outstanding warrants	663	—
Total	2,317	1,681

The following table sets forth securities outstanding which were excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive (in thousands):

	December 31,	December 31,	December 31,
	2016	2015	2014

Options outstanding to purchase common stock	522	839	822
Employee stock purchase plan	44	44	21
Unvested restricted common stock units	148	24	39
Convertible debt	926	—	—
Total	1,640	907	882